PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
Note 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2017	December 31, 2016
Buildings	$11,656,259	$122,103
Machinery equipment	4,385,129	3,419,519
Transportation equipment	567,757	64,633
Office equipment	18,963	89,455
Leasehold improvements	334,978	-
Subtotal	16,963,086	3,695,710
Construction in progress	-	9,118,725
Less: accumulated depreciation	(2,374,824)	(1,628,422)
Property, plant and equipment, net	$14,588,262	$11,186,013

Depreciation charge was $884,947, $461,412and $384,673 for the years ended December 31, 2017, 2016 and 2015, respectively. Construction in progress represents direct costs of construction incurred for the Company’s new office and manufacturing facility. No depreciation is provided until construction is completed and ready for its intended use. The project was completed and placed in service in January 2017. For the years ended December 31, 2017 and 2016, the Company disposed certain obsolete machinery equipment for no proceeds and recognized a loss of $12,179 and $228,245, respectively. No such disposition was made for the year ended December 31, 2015.